Shareholders Equity	6 Months Ended
Jun. 30, 2015
Shareholders Equity [Text Block]

7 —SHAREHOLDERS’ EQUITY

7 - 1 Common stock

As of June 30, 2015, EDAP TMS S.A.’s common stock consisted of 25,339,702 issued shares, fully paid, and with a par value of € 0.13 each. 24,958,174 of the shares were outstanding.

7 - 2 Pre-emptive subscription rights

Shareholders have preemptive rights to subscribe on a pro rata basis for additional shares issued by the Company for cash. Shareholders may waive such preemptive subscription rights at an extraordinary general meeting of shareholders under certain circumstances. Preemptive subscription rights, if not previously waived, are transferable during the subscription period relating to a particular offer of shares.

7 - 3 Dividend rights

Dividends may be distributed from the statutory retained earnings, subject to the requirements of French law and the Company’s by-laws. The Company has not distributed any dividends since its inception.

7 - 4 Treasury stock

As of June 30, 2015, the 381,528 shares of treasury stock consisted of (i) 331,988 shares acquired between August and December 1998 for € 956 thousand and (ii) 49,540 shares acquired in June and July 2001 for € 150 thousand. All 381,528 shares of treasury stock have been acquired to cover outstanding stock options (see Note 7-5).

7 - 5 Stock-option plans

As of June 30, 2015, the 381,528 ordinary shares held as treasury stock were dedicated to serve stock purchase option plans as follows: 174,100 shares which may be purchased at a price of € 2.38 per share pursuant to the exercise of options that were granted on June 25, 2010.

As of June 30 2015, the Company sponsored three stock purchase and subscription option plans:

On May 22, 2007, the shareholders of the Company authorized the Board of Directors to grant up to 600,000 options to subscribe to 600,000 new Shares. Conforming to this stock option plan, the Board of Directors granted 504,088 options to subscribe to new Shares to certain employees of EDAP TMS on October 29, 2007, and 95,912 options to subscribe to new Shares to certain employees of EDAP TMS on June 25, 2010. Under this plan, a total of 440,500 options to subscribe to new shares were still in force on June 30, 2015.

On June 24, 2010, the shareholders of the Company authorized the Board of Directors to grant up to 229,100 options to purchase up to 229,100 Shares. Conforming to this stock option plan, the Board of Directors granted 229,100 options to purchase Shares to certain employees of EDAP TMS on June 25, 2010. Under this plan, 149,100 options were still in force on June 30, 2015.

On December 19, 2012, the shareholders authorized the Board of Directors to grant up to 500,000 options to subscribe to 500,000 new shares at a fixed price to be set by the Board of Directors. Conforming to this stock option plan, the Board of Directors granted 500,000 options to subscribe Shares to certain employees of EDAP TMS on January 18, 2013. Under this plan, 400,000 options were still in force on June 30, 2015.

22

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED INTERIM UNAUDITED FINANCIAL STATEMENTS

(in thousands of euros unless otherwise noted, except per share data)

As of June 30, 2015, a summary of stock option activity to purchase or to subscribe to Shares under these plans is as follows:

	June 30, 2015		December 31, 2014		December 31, 2013
	Options	Weighted average exercise price (€)	Options	Weighted average exercise price (€)	Options	Weighted average exercise price (€)
Outstanding on January 1,	1,095,850	2.76	1,310,850	2.70	810,850	3.18
Granted	-	-	-	-	500,000	1.91
Exercised	-	-	(750)	3.99	-	-
Forfeited	(106,250)	2.88	(90,250)	2.07	-	-
Expired	-	-	(124,000)	2.60	-	-
Outstanding at the end of the period	989,600	2.74	1,095,850	2.76	1,310,850	2.70
Exercisable at the end of the period	797,100	2.95	784,600	3.09	743,347	3.27
Shares purchase options available for grant on at end of period	232,428		83,428		83,428

The following table summarizes information about options to purchase Shares already held by the Company as treasury Shares, or to subscribe to new Shares, at June 30, 2015:

	Outstanding options				Fully vested options (1)
Exercise price (€)	Options	Weighted average remaining contractual life	Weighted average exercise price (€)	Aggregate Intrinsic Value (2)	Options	Weighted average exercise price (€)	Aggregate Intrinsic Value (2)
3.99	364,588	2.3	3.99	-	364,588	3.99	-
2.38	149,100	5.0	2.38	78,224	149,100	2.38	78,224
1.91	400,000	7.5	1.91	397,855	207,500	1.91	206,387
1.88	75,912	5.5	1.88	77,782	75,912	1.88	77,782
1.88 to 3.99	989,600	5.0	2.74	553,861	797,100	2.95	362,393

(1)	Fully vested options are all exercisable options
(2)	The aggregate intrinsic value represents the total pre-tax intrinsic value, based on the Company’s closing stock price of $3.25 at June 30, 2015, which would have been received by the option holders had all in-the-money option holders exercised their options as of that date.

The Company applies FAS 123R on Share Based Payments and its related interpretations in accounting for its employee stock options.